Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial risk management:
Asset	$ 83,636,752	$ 70,342,424
Liability	(22,024,127)	(18,751,226)
Exchange rate risk
Financial risk management:
Asset	627,768	507,164
Liability	(7,450)	(6,419)
Monetary active position	$ 620,318	$ 500,745